Investments - Mortgage Loans by Origination, Region and Property Type (Details) - Mortgage loans - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 2,045	$ 2,535
Investment owned, percent of total	100.00%	100.00%
Amortized cost, current year	$ 19	$ 525
Amortized cost, one year before current	372	400
Amortized cost, two years before current	351	180
Amortized cost, three years before current	72	247
Amortized cost, four years before current	192	297
Amortized cost, more than five years before current	$ 1,039	$ 886
Average DSCR, current year	0.427	0.546
Average DSCR, one year before current year	0.574	0.540
Average DSCR, two years before current year	0.597	0.348
Average DSCR, three years before current year	0.562	0.471
Average DSCR, four years before current year	0.563	0.579
Average DSCR, more than five years before current year	0.504	0.514
Amortized cost	$ 2,045	$ 2,535
Average DSCR	0.540	0.517
Greater than 1.50x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 0	$ 229
Amortized cost, one year before current	239	372
Amortized cost, two years before current	301	175
Amortized cost, three years before current	72	225
Amortized cost, four years before current	171	181
Amortized cost, more than five years before current	$ 952	$ 762
Average DSCR, current year	0	0.511
Average DSCR, one year before current year	0.543	0.539
Average DSCR, two years before current year	0.586	0.344
Average DSCR, three years before current year	0.559	0.451
Average DSCR, four years before current year	0.542	0.517
Average DSCR, more than five years before current year	0.494	0.513
Amortized cost	$ 1,735	$ 1,944
Average DSCR	0.524	0.496
1.15x to 1.50x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 3	$ 27
Amortized cost, one year before current	50	28
Amortized cost, two years before current	29	0
Amortized cost, three years before current	0	14
Amortized cost, four years before current	13	74
Amortized cost, more than five years before current	$ 87	$ 122
Average DSCR, current year	0.516	0.292
Average DSCR, one year before current year	0.386	0.556
Average DSCR, two years before current year	0.622	0
Average DSCR, three years before current year	0	0.650
Average DSCR, four years before current year	0.695	0.654
Average DSCR, more than five years before current year	0.615	0.520
Amortized cost	$ 182	$ 265
Average DSCR	0.557	0.544
0.95x to 1.15x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 16	$ 16
Amortized cost, one year before current	19	0
Amortized cost, two years before current	16	0
Amortized cost, three years before current	0	8
Amortized cost, four years before current	8	42
Amortized cost, more than five years before current	$ 0	$ 0
Average DSCR, current year	0.398	0.501
Average DSCR, one year before current year	0.775	0
Average DSCR, two years before current year	0.843	0
Average DSCR, three years before current year	0	0.728
Average DSCR, four years before current year	0.769	0.717
Average DSCR, more than five years before current year	0	0
Amortized cost	$ 59	$ 66
Average DSCR	0.688	0.667
Less than 0.95x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 0	$ 0
Amortized cost, one year before current	64	0
Amortized cost, two years before current	5	5
Amortized cost, three years before current	0	0
Amortized cost, four years before current	0	0
Amortized cost, more than five years before current	$ 0	$ 2
Average DSCR, current year	0	0
Average DSCR, one year before current year	0.771	0
Average DSCR, two years before current year	0.503	0.500
Average DSCR, three years before current year	0	0
Average DSCR, four years before current year	0	0
Average DSCR, more than five years before current year	0	0.473
Amortized cost	$ 69	$ 7
Average DSCR	0.752	0.508
Not applicable
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year		$ 253
Amortized cost, one year before current		0
Amortized cost, two years before current		0
Amortized cost, three years before current		0
Amortized cost, four years before current		0
Amortized cost, more than five years before current		$ 0
Average DSCR, current year		0.609
Average DSCR, one year before current year		0
Average DSCR, two years before current year		0
Average DSCR, three years before current year		0
Average DSCR, four years before current year		0
Average DSCR, more than five years before current year		0
Amortized cost		$ 253
Average DSCR		0.609
Industrial
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 711	$ 787
Investment owned, percent of total	34.80%	31.00%
Multifamily
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 617	$ 669
Investment owned, percent of total	30.20%	26.40%
Office
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 340	$ 383
Investment owned, percent of total	16.60%	15.10%
Retail
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 377	$ 443
Investment owned, percent of total	18.40%	17.50%
Single Family
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 0	$ 253
Investment owned, percent of total	0.00%	10.00%
East North Central
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 87	$ 74
Investment owned, percent of total	4.30%	2.90%
East South Central
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 34	$ 32
Investment owned, percent of total	1.70%	1.30%
Middle Atlantic
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 175	$ 194
Investment owned, percent of total	8.60%	7.70%
Mountain
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 176	$ 185
Investment owned, percent of total	8.60%	7.30%
New England
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 70	$ 82
Investment owned, percent of total	3.40%	3.20%
Pacific
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 462	$ 535
Investment owned, percent of total	22.60%	21.10%
South Atlantic
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 621	$ 694
Investment owned, percent of total	30.30%	27.40%
West North Central
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 40	$ 0
Investment owned, percent of total	1.90%	0.00%
West South Central
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 213	$ 180
Investment owned, percent of total	10.40%	7.10%
Other
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans, amortized cost	$ 167	$ 559
Investment owned, percent of total	8.20%	22.00%
Greater than 80%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	$ 0	$ 54
Amortized cost, one year before current	56	0
Amortized cost, two years before current	16	0
Amortized cost, three years before current	0	0
Amortized cost, four years before current	0	0
Amortized cost, more than five years before current	48	41
Amortized cost	120	95
65% to 80%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	0	10
Amortized cost, one year before current	81	21
Amortized cost, two years before current	137	14
Amortized cost, three years before current	23	27
Amortized cost, four years before current	27	116
Amortized cost, more than five years before current	175	60
Amortized cost	443	248
65% to 80%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amortized cost, current year	19	461
Amortized cost, one year before current	235	379
Amortized cost, two years before current	198	166
Amortized cost, three years before current	49	220
Amortized cost, four years before current	165	181
Amortized cost, more than five years before current	816	785
Amortized cost	$ 1,482	$ 2,192